Subsequent Events (Details) (USD $)	0 Months Ended						0 Months Ended				0 Months Ended							0 Months Ended			0 Months Ended
	May 15, 2012	May 16, 2012	Jun. 30, 2014	May 06, 2014	Dec. 31, 2013	May 31, 2013	May 06, 2014 Minimum	Jun. 30, 2014 Rochon Capital	Dec. 31, 2013 Rochon Capital	Apr. 10, 2013 Rochon Capital	Jun. 27, 2014 TLC Tamala L. Longaberger	Dec. 31, 2013 Promissory note TLC	Mar. 14, 2013 Promissory note TLC	Dec. 31, 2012 Promissory note TLC	Jun. 27, 2014 Promissory note TLC Tamala L. Longaberger	Oct. 22, 2013 Promissory note AEI	Dec. 12, 2012 Convertible notes three RCP V	Oct. 16, 2014 Subsequent event	Jul. 02, 2014 Subsequent event	Oct. 14, 2014 Subsequent event	Jul. 09, 2014 Subsequent event Director	Jul. 09, 2014 Subsequent event Director Restricted Stock item	Jul. 31, 2014 Subsequent event CFI Master Lease Agreement	Oct. 10, 2014 Subsequent event Rochon Capital	Oct. 10, 2014 Subsequent event Rochon Capital Minimum	Jul. 31, 2014 Subsequent event TLC CFI Sale Leaseback Agreement	Jul. 11, 2014 Subsequent event AEI Tamala L. Longaberger	Jul. 02, 2014 Subsequent event AEI Tamala L. Longaberger	Jul. 11, 2014 Subsequent event AEI Tamala L. Longaberger	Jul. 11, 2014 Subsequent event Promissory note AEI Tamala L. Longaberger	Jul. 02, 2014 Subsequent event Promissory note AEI Tamala L. Longaberger	Oct. 10, 2014 Subsequent event Convertible notes three RCP V
Subsequent Events
Amount lent by the related party											$ 42,000																$ 800,000	$ 158,000	$ 958,000
Principal amount												4,000,000	4,000,000	4,000,000	42,000	1,700,000	20,000,000													800,000	158,000
Interest rate (as a percent)																														10.00%	10.00%
Cure period (in months)																														12 months	12 months
Number of warrants issued to purchase shares of common stock	1	1																	50,000
Exercise price of warrants (in dollars per share)	$ 10.00	$ 10.00		$ 11.00															$ 12.80
Period of consulting agreement																			2 years
Exercisable term of warrants	2 years	2 years					75 days												1 year
Aggregate purchase price of real estate owned																										15,800,000
Security deposit held which will be released over time as certain targets are met																										4,400,000
Term of agreement																							15 years
Base quarterly rent in first year																							551,772
Percentage of annual increase thereafter in base quarterly rent of first year																							3.00%
Number of shares granted																					5,316	5,264
Number of directors for which restrictions lapse																						2
Additional shares issuable under Share Exchange Agreement								25,240,676	25,240,676	25,240,676														25,240,676
Number of days for issuance of Second Tranche Parent Stock																								10 days
Beneficial ownership (as a percent)																									15.00%
Cash payment to be made for redemption of Second Tranche Parent Stock																								(1,000,000)
Original principal amount of Convertible Subordinated Unsecured Promissory Note																																$ 20,000,000
Number of common stock issuable on conversion (in shares)																																3,200,000
Reverse stock split of shares of common stock																		0.05
Common stock, shares authorized			250,000,000		250,000,000	5,000,000,000												250,000,000		5,000,000,000
Preferred stock, authorized shares			500,000		500,000													500,000		10,000,000